LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
LEASES

9. LEASES

Office and Warehouse Leases and Sublease

The components of net operating lease expenses, recorded within operating expenses on the Company's condensed consolidated statements of operations for the three and nine months ended September 30, 2025, and 2024, were as follows:

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
Operating lease cost	$137,000	$412,000

	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2024
Operating lease cost	$162,000	$486,000
Less: Sublease income	(25,000)	(75,000)
Total	$137,000	$411,000

10. LEASES

Office and Warehouse Leases

During the years ended December 31, 2024, and 2023, the Company was a lessee as well as a sublessor for a certain office space lease. No residual value guarantees have been provided by the sublessee. For the years ended December 31, 2024, and 2023, the Company recognized income related to the sublease of $91,000 and $84,000, respectively. The sublease expired November 30, 2024. Fixed sublease payments received are recognized on a straight-line basis over the sublease term and netted against operating lease expenses.

The Company leases offices and warehouse space under operating leases requiring periodic payments. The following table provides a summary of leases by balance sheet category as of December 31, 2024, and 2023:

	December 31, 2024	December 31, 2023
Operating right-of-use assets	$567,000	$1,133,000
Operating lease liability – current	581,000	619,000
Operating lease liability – non-current	50,000	631,000

The components of lease expenses recorded within operating expenses on the Company’s consolidated statements of operations for the years ended December 31, 2024, and 2023, were as follows:

	December 31,
	2024	2023
Operating lease costs	$649,000	$623,000
Less: Sublease income	(91,000)	(84,000)
Total	$558,000	$539,000

The following tables provides a summary of other information related to leases for the year ended December 31, 2024:

December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:	-
Operating cash flows related to operating leases	$702,000
Right-of-use assets obtained in exchange for new operating lease liabilities	-
Weighted-average remaining lease term – operating leases	1.1 years
Weighted-average discount rate – operating leases	8%

Payments due by period of lease liabilities under the Company’s non-cancellable operating lease as of December 31, 2024, were as follows:

2025	$609,000
2026	51,000
Total lease payments	660,000
Less interest	(29,000)
Present value of lease liabilities	$631,000